Loss Per Share (Details) - Schedule of basic and diluted net earnings losses per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Amount for basic loss per share	$ (36,428)	$ (22,992)
Effect of dilutive instruments
Amount for diluted loss per share	(36,428)	(22,992)
Denominator:
Denominator for basic earnings per share – weighted average of shares	$ 112,562,199	$ 27,623,175
Loss per share attributable to MICT Inc.:
Basic and diluted continued operation (in Dollars per share)	$ (0.32)	$ (0.83)